Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on a Recurring Basis
The following table presents information about our financial assets that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilize to determine such fair value at March 31, 2019 and December 31, 2018 (in thousands).

	Fair Value as of March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities	$17	$31	$—	$48

	Fair Value as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities	$153	$6	$—	$159